Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 15, 2020
Document Effective Date	Jun. 15, 2020
Prospectus Date	Mar. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Short Duration High Income Fund | Class A
Risk/Return:
Trading Symbol	ESHAX
Eaton Vance Short Duration High Income Fund | Class I
Risk/Return:
Trading Symbol	ESHIX